Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	BNY Mellon Appreciation Fund, Inc.
Entity Central Index Key	0000318478
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
BNY Mellon Appreciation Fund, Inc. | Investor Shares
Prospectus:
Trading Symbol	DGAGX
BNY Mellon Appreciation Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DGYGX
BNY Mellon Appreciation Fund, Inc. | Class I
Prospectus:
Trading Symbol	DGIGX